Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Schedule of assumptions used to value the service condition options and the weighted-average grant date fair value
The assumptions used to value the service condition options and the weighted-average grant date fair value for the periods presented were as follows:

	Twelve Months Ended December 31,
	2015	2014	2013
Service condition options:
Dividend yield	—	—	—
Expected volatility	40%-55%	55%-60%	60%-70%
Risk-free interest rate	1.7%-2.3%	0.9%-2.3%	0.9%-1.0%
Expected life, in years	6.4	5.9-6.4	5.9-6.1
Weighted-average grant date fair value	$7.40	$6.12	$4.21

Market condition options:
Weighted-average grant date fair value	$7.15	$5.59	$3.89

Stock options granted
Stock option activity as of and for the years ended December 31, 2015 and 2014, consisted of the following:

(in millions, except share and per share information)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2014	10,243,368	$6.62	8.2	$65.8
Granted	475,169	$14.56
Exercised	(449,349)	$5.38
Forfeited	(453,856)	$7.83
Expired	(572)	$8.57
Outstanding at December 31, 2015	9,814,760	$7.02	7.3	$201.7

Fully vested and expected to vest at December 31, 2015	7,627,081	$7.19	7.3	$155.5
Exercisable at December 31, 2015	1,773,822	$6.12	7.0	$38.1

Intrinsic Value of Options Exercised and Fair Value of Options vested [Table Text Block]
The intrinsic value of options exercised and the fair value of options vested for the periods presented are as follows:

	Year Ended December 31,
(in millions)	2015	2014	2013
Intrinsic value of options exercised	$5.2	$1.1	$0.5
Total fair value of options vested	$3.8	$3.0	$3.7